INCOME TAXES (Details 3) - Deferred income tax assets and liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Reclamation provision	$ 794	$ 979
Other deductible temporary differences	2,199	1,055
Exploration and evaluation assets	(3,626)	(3,054)
Plant, equipment and mining properties	(4,096)	(3,676)
Net deferred income tax liabilities	$ (4,729)	$ (4,696)